Financial Risk Management - Maximum Exposure to Credit Risk before Collateral Held or Other Credit Enhancements (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	¥ 306,504,818	¥ 275,183,835
Deposits with banks [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	72,311,473	61,626,567
Call loans and bills bought [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	2,553,468	898,256
Reverse repurchase agreements and cash collateral on securities borrowed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	11,738,072	13,745,996
Trading assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	2,732,480	2,545,703
Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	5,521,617	6,279,801
Financial assets at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	1,667,164	1,454,387
Debt investment securities at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	72,015	320,771
Debt investment securities at FVOCI [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	26,392,635	18,054,164
Loans and advances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	97,714,938	94,671,818
Other financial asset [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	4,250,454	4,229,678
Loan commitments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	71,677,806	62,151,698
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk before collateral held or other credit enhancements	¥ 9,872,696	¥ 9,204,996